Columbia Cornerstone Equity Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Cornerstone Equity Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.5%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	816,288	20,243,942
Interactive Media & Services 8.2%
Alphabet, Inc., Class C	222,226	83,652,533
Meta Platforms, Inc., Class A	64,524	40,812,076
Total		124,464,609
Total Communication Services		144,708,551
Consumer Discretionary 9.4%
Automobiles 1.4%
General Motors Co.	253,197	21,076,118
Broadline Retail 3.6%
Amazon.com, Inc.(a)	200,497	54,262,508
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc.	48,604	15,925,586
Royal Caribbean Cruises Ltd.	62,444	17,773,436
Total		33,699,022
Specialty Retail 2.2%
Gap, Inc. (The)	491,390	10,392,899
TJX Companies, Inc. (The)	148,248	22,941,378
Total		33,334,277
Total Consumer Discretionary		142,371,925
Consumer Staples 4.3%
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	250,270	28,968,753
Household Products 2.4%
Colgate-Palmolive Co.	136,897	12,338,526
Procter & Gamble Co. (The)	164,646	23,636,580
Total		35,975,106
Total Consumer Staples		64,943,859
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	100,910	18,412,039
Valero Energy Corp.	36,364	8,902,634
Total		27,314,673
Total Energy		27,314,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.9%
Banks 6.3%
Bank of America Corp.	488,614	25,212,483
Citigroup, Inc.	220,411	27,749,745
JPMorgan Chase & Co.	139,446	41,737,582
Total		94,699,810
Capital Markets 3.0%
Charles Schwab Corp. (The)	249,184	21,766,222
Goldman Sachs Group, Inc. (The)	23,119	23,709,922
Total		45,476,144
Financial Services 1.8%
MasterCard, Inc., Class A	55,638	27,484,059
Insurance 1.8%
Chubb Ltd.	89,804	27,994,601
Total Financials		195,654,614
Health Care 10.3%
Biotechnology 3.8%
AbbVie, Inc.	136,468	29,711,813
Insmed, Inc.(a)	91,954	9,830,802
Revolution Medicines, Inc.(a)	52,756	8,308,015
Vertex Pharmaceuticals, Inc.(a)	23,421	10,481,834
Total		58,332,464
Health Care Equipment & Supplies 0.8%
Intuitive Surgical, Inc.(a)	27,159	11,532,798
Health Care Providers & Services 0.7%
Guardant Health, Inc.(a)	77,574	10,060,572
Life Sciences Tools & Services 1.5%
Danaher Corp.	77,986	14,245,703
Illumina, Inc.(a)	53,854	8,776,048
Total		23,021,751
Pharmaceuticals 3.5%
Eli Lilly & Co.	31,363	34,656,115
Merck & Co., Inc.	152,556	18,111,448
Total		52,767,563
Total Health Care		155,715,148

Columbia Cornerstone Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Cornerstone Equity Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.9%
Aerospace & Defense 2.6%
Arxis, Inc.(a)	227,297	10,212,454
General Dynamics Corp.	49,037	17,007,012
Karman Holdings, Inc.(a)	211,343	12,152,223
Total		39,371,689
Commercial Services & Supplies 2.1%
Cintas Corp.	92,676	15,871,692
Republic Services, Inc.	76,937	15,421,252
Total		31,292,944
Construction & Engineering 0.5%
MasTec, Inc.(a)	21,260	8,044,146
Electrical Equipment 2.4%
Eaton Corp. PLC	52,290	20,947,374
Vertiv Holdings Co.	49,429	15,605,230
Total		36,552,604
Ground Transportation 1.2%
CSX Corp.	385,656	17,454,791
Machinery 1.1%
Parker-Hannifin Corp.	20,602	17,401,067
Total Industrials		150,117,241
Information Technology 35.9%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	63,009	13,446,751
Semiconductors & Semiconductor Equipment 19.7%
Broadcom, Inc.	148,948	66,545,498
Cerebras Systems, Inc., Class A(a)	12,429	2,945,549
Lam Research Corp.	83,879	26,688,620
Microchip Technology, Inc.	208,651	19,748,817
Micron Technology, Inc.	46,319	44,975,749
NVIDIA Corp.	648,190	136,858,837
Total		297,763,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.0%
CrowdStrike Holdings, Inc., Class A(a)	33,485	24,477,535
Microsoft Corp.	152,623	68,716,980
Palo Alto Networks, Inc.(a)	114,679	32,303,927
ServiceNow, Inc.(a)	89,264	11,101,764
Total		136,600,206
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	307,457	95,945,031
Total Information Technology		543,755,058
Real Estate 1.5%
Specialized REITs 1.5%
Equinix, Inc.	21,507	22,970,336
Total Real Estate		22,970,336
Utilities 3.8%
Electric Utilities 1.3%
Entergy Corp.	181,568	19,799,990
Multi-Utilities 2.5%
Ameren Corp.	167,617	18,097,608
DTE Energy Co.	134,504	19,216,586
Total		37,314,194
Total Utilities		57,114,184
Total Common Stocks (Cost $752,215,188)		1,504,665,589

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Large Cap 0.3%
Columbia Research Enhanced Core ETF(b)	85,288	3,728,791
Total Exchange-Traded Equity Funds (Cost $3,359,486)		3,728,791

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 3.741%(b),(c)	5,942,706	5,940,328
Total Money Market Funds (Cost $5,940,036)		5,940,328
Total Investments in Securities (Cost: $761,514,710)		1,514,334,708
Other Assets & Liabilities, Net		380,969
Net Assets		1,514,715,677
Columbia Cornerstone Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Cornerstone Equity Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	1,784,685	1,921,838	(120,950)	143,218	3,728,791	—	20,845	—	85,288
Columbia Short-Term Cash Fund, 3.741%
	10,957,340	43,216,532	(48,231,674)	(1,870)	5,940,328	—	255	88,975	5,942,706
Total	12,742,025			141,348	9,669,119	—	21,100	88,975

(c)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Cornerstone Equity Fund  | 2026

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1QT172_(07/26)